UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2012*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant (MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund) have fiscal year ends of May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2012

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 91.8%
Angola - 0.3%
Northern Lights III B.V., 7%, 2019	$17,215,000	$19,237,762

Argentina - 2.6%
Republic of Argentina, 7%, 2015	$72,141,000	$59,599,042
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	130,037,000	42,262,025
Republic of Argentina, 7%, 2017	8,660,164	6,532,150
Republic of Argentina, 8.75%, 2017	9,855,000	8,376,750
Republic of Argentina, FRN, 8.28%, 2033	72,128,781	46,883,708

		$163,653,675
Brazil - 7.1%
Banco do Brasil S.A., 3.875%, 2022	$11,989,000	$11,953,033
Banco do Brasil S.A., 5.875%, 2023	1,900,000	2,099,500
Banco do Brasil S.A., 5.875%, 2023 (n)	15,215,000	16,812,575
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	28,846,000	32,740,210
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,993,000	16,552,755
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	14,567,000	15,113,262
BRF - Brasil Foods S.A., 5.875%, 2022 (n)	5,437,000	6,116,625
Caixa Economica Federal, 3.5%, 2022 (z)	14,324,000	14,325,862
Cosan Ltd., 7%, 2017	12,023,000	13,916,623
Federative Republic of Brazil, 8.25%, 2034	18,143,000	29,754,520
Federative Republic of Brazil, 5.625%, 2041	16,109,000	20,619,520
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	15,039,000	16,242,120
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022 (n)	4,895,000	5,372,263
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	6,247,000	6,746,760
Minerva Luxembourg S.A., 12.25%, 2022	1,950,000	2,320,500
Minerva Luxembourg S.A., 12.25%, 2022 (n)	11,266,000	13,406,540
Odebrecht Finance Ltd., 6%, 2023 (n)	10,633,000	12,307,698
Odebrecht Finance Ltd., 6%, 2023	912,000	1,055,640
Odebrecht Finance Ltd., 5.125%, 2022 (n)	7,998,000	8,697,825
Odebrecht Finance Ltd., 7.125%, 2042 (n)	22,283,000	25,792,572
OGX Austria GmbH, 8.375%, 2022 (n)	6,441,000	5,410,440
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	6,510,000	5,679,975
Oi S.A., 5.75%, 2022 (n)	1,937,000	2,091,960
Oi S.A., 5.75%, 2022	1,118,000	1,207,440
Petrobras International Finance Co., 6.75%, 2041	30,904,000	39,514,380
Petrobras International Finance Co., 5.375%, 2021	43,352,000	49,163,596
Petrobras International Finance Co., 7.875%, 2019	23,759,000	30,079,607
Rearden G Holdings Eins GmbH, 7.875%, 2020	8,269,000	9,147,581
Vale Overseas Ltd., 4.375%, 2022	15,369,000	16,359,532
Virgolino de Oliveira Finance Ltd., 10.5%, 2018	3,986,000	3,886,350
Virgolino de Oliveira Finance Ltd., 11.75%, 2022	4,326,000	4,217,850

		$438,705,114
Canada - 0.4%
First Quantum Minerals Ltd., 7.25%, 2019 (z)	$13,376,000	$13,643,520
IAMGOLD Corp., 6.75%, 2020 (n)	11,223,000	11,194,943

		$24,838,463
Chile - 1.2%
Automotores Gildemeister S.A., 8.25%, 2021 (n)	$8,013,000	$8,654,040
Automotores Gildemeister S.A., 8.25%, 2021	5,031,000	5,433,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chile - continued
Banco de Credito e Inversiones, 3%, 2017 (n)	$9,988,000	$10,139,248
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	5,708,000	6,185,223
Corporacion Nacional del Cobre de Chile, 3.75%, 2020	800,000	866,885
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	4,625,000	4,700,119
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	3,532,000	4,608,430
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	2,649,000	2,964,308
Empresa Nacional del Petroleo, 6.25%, 2019	6,992,000	8,133,668
Empresa Nacional del Petroleo, 4.75%, 2021	1,000,000	1,093,611
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	6,814,000	7,451,865
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	9,697,000	10,868,747
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	2,814,000	3,154,033

		$74,253,657
China - 2.3%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$37,597,000	$40,364,290
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	12,336,000	14,309,760
CNPC General Capital Ltd., 3.95%, 2022 (n)	17,247,000	18,681,623
Hyva Global B.V., 8.625%, 2016 (n)	7,035,000	6,560,138
Hyva Global B.V., 8.625%, 2016	7,545,000	7,035,713
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	18,805,000	20,384,169
Sinopec Group Overseas Development (2012) Ltd., 4.875%, 2042 (n)	13,891,000	15,949,063
Tencent Holdings Ltd., 3.375%, 2018 (n)	17,271,000	17,617,474

		$140,902,230
Colombia - 2.3%
Bancolombia S.A., 5.125%, 2022	$15,093,000	$15,772,185
Bancolombia S.A., 5.95%, 2021	3,545,000	4,094,475
Ecopetrol S.A., 7.625%, 2019	22,446,000	29,067,570
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	4,696,000	5,306,480
Grupo Aval Ltd., 5.25%, 2017 (n)	5,240,000	5,593,700
Grupo Aval Ltd., 4.75%, 2022 (n)	14,781,000	14,781,000
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	25,260,000	29,933,100
Republic of Colombia, 8.125%, 2024	6,275,000	9,396,812
Republic of Colombia, 4.375%, 2021	1,936,000	2,223,496
Republic of Colombia, 6.125%, 2041	15,441,000	21,076,965
Republic of Colombia, 7.375%, 2037	4,014,000	6,191,595

		$143,437,378
Cote d’Ivoire - 0.5%
Ivory Coast, 3.75%, 2032 (a)	$32,183,000	$28,964,700

Croatia - 1.5%
Agrokor d.d., 8.875%, 2020 (n)	$5,891,000	$6,097,185
Republic of Croatia, 6.625%, 2020	11,741,000	13,427,829
Republic of Croatia, 6.25%, 2017 (n)	13,950,000	15,331,050
Republic of Croatia, 6.75%, 2019	4,505,000	5,169,487
Republic of Croatia, 6.375%, 2021	46,933,000	53,194,801

		$93,220,352
Dominican Republic - 0.5%
Dominican Republic, 7.5%, 2021 (n)	$9,697,000	$11,393,975
Dominican Republic, 8.625%, 2027	13,706,000	16,447,200
Dominican Republic, 7.5%, 2021	3,019,000	3,547,325

		$31,388,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
El Salvador - 0.2%
Republic of El Salvador, 7.375%, 2019	$500,000	$587,500
Republic of El Salvador, 7.375%, 2019 (n)	3,416,000	4,013,800
Republic of El Salvador, 7.75%, 2023	6,263,000	7,484,285

		$12,085,585
Georgia - 0.2%
JSC Georgian Railway, 7.75%, 2022 (n)	$3,903,000	$4,368,238
Republic of Georgia, 6.875%, 2021 (n)	7,589,000	8,708,377

		$13,076,615
Guatemala - 0.7%
Industrial Senior Trust, 5.5%, 2022 (z)	$14,473,000	$14,541,891
Republic of Guatemala, 5.75%, 2022 (n)	23,457,000	26,740,980

		$41,282,871
Hungary - 1.1%
Republic of Hungary, 6.375%, 2021	$34,216,000	$38,109,781
Republic of Hungary, 7.625%, 2041	13,392,000	15,909,696
Republic of Hungary, 6.25%, 2020	15,589,000	17,269,494

		$71,288,971
Iceland - 0.6%
Republic of Iceland, 4.875%, 2016 (n)	$7,686,000	$8,079,907
Republic of Iceland, 5.875%, 2022	6,151,000	6,705,513
Republic of Iceland, 5.875%, 2022 (n)	18,384,000	20,041,318

		$34,826,738
Indonesia - 7.0%
Bumi Investment Pte Ltd., 10.75%, 2017	$1,491,000	$1,162,980
Listrindo Capital B.V., 6.95%, 2019 (n)	8,786,000	9,949,442
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,207,050
Majapahit Holding B.V., 7.75%, 2020	16,895,000	21,245,462
Majapahit Holding B.V., 7.75%, 2020 (n)	1,658,000	2,084,935
Pertamina PT, 5.25%, 2021 (n)	5,636,000	6,255,960
Pertamina PT, 6.5%, 2041 (n)	3,717,000	4,423,230
Pertamina PT, 4.875%, 2022 (n)	18,722,000	20,360,175
Pertamina PT, 6%, 2042 (n)	20,507,000	23,172,910
Pertamina PT, 5.25%, 2021	7,867,000	8,732,370
Pertamina PT, 4.875%, 2022	16,079,000	17,485,912
Pertamina PT, 6%, 2042	8,132,000	9,189,160
Pertamina PT, 6.5%, 2041	636,000	756,840
PT Perusahaan Listrik Negara, 5.25%, 2042 (z)	7,714,000	7,877,537
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	11,482,000	12,945,955
PT Perusahaan Listrik Negara, 5.5%, 2021	9,664,000	10,896,160
Republic of Indonesia, 4.875%, 2021 (n)	40,849,000	46,567,860
Republic of Indonesia, 5.875%, 2020	32,853,000	39,464,666
Republic of Indonesia, 11.625%, 2019	7,716,000	11,728,320
Republic of Indonesia, 11.625%, 2019 (n)	5,499,000	8,358,480
Republic of Indonesia, 6.875%, 2018 (n)	1,208,000	1,470,740
Republic of Indonesia, 3.75%, 2022 (n)	19,961,000	21,108,757
Republic of Indonesia, 3.75%, 2022	14,934,000	15,792,705
Republic of Indonesia, 5.875%, 2020 (n)	6,681,000	8,025,551
Republic of Indonesia, 8.5%, 2035	11,067,000	17,734,867
Republic of Indonesia, 6.875%, 2018	16,134,000	19,643,145

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 4.875%, 2021		$76,831,000	$87,587,340

			$437,228,509
Iraq - 0.2%
Republic of Iraq, 5.8%, 2028		$16,546,000	$15,387,780

Israel - 0.1%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		$5,111,000	$5,596,545

Jamaica - 0.3%
Digicel Group Ltd., 8.25%, 2017 (n)		$4,779,000	$5,137,425
Digicel Group Ltd., 8.25%, 2017		3,413,000	3,668,975
Digicel Group Ltd., 8.25%, 2020 (n)		12,390,000	13,350,225

			$22,156,625
Kazakhstan - 1.3%
Development Bank of Kazakhstan, 5.5%, 2015 (n)		$26,673,000	$29,105,578
Development Bank of Kazakhstan, 5.5%, 2015		1,550,000	1,691,360
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		17,808,000	18,831,960
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)		21,061,000	25,705,793
Kazatomprom, 6.25%, 2015		650,000	712,562
Kazatomprom, 6.25%, 2015 (n)		7,325,000	8,030,031

			$84,077,284
Latvia - 0.6%
Republic of Latvia, 5.25%, 2017 (n)		$16,108,000	$17,799,340
Republic of Latvia, 5.25%, 2021		14,092,000	15,994,420
Republic of Latvia, 5.25%, 2017		2,915,000	3,221,075

			$37,014,835
Lithuania - 0.9%
Republic of Lithuania, 6.125%, 2021 (n)		$17,474,000	$21,012,485
Republic of Lithuania, 6.625%, 2022 (n)		22,170,000	27,435,375
Republic of Lithuania, 6.625%, 2022		1,500,000	1,856,250
Republic of Lithuania, 6.125%, 2021		3,176,000	3,819,140

			$54,123,250
Malaysia - 1.4%
Government of Malaysia, 3.702%, 2013	MYR	42,772,000	$14,069,826
Petronas Capital Ltd., 7.875%, 2022		$6,404,000	9,232,897
Petronas Capital Ltd., 5.25%, 2019		44,305,000	53,048,902
Petronas Capital Ltd., 5.25%, 2019 (n)		7,725,000	9,249,583

			$85,601,208
Mexico - 9.4%
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		$6,732,000	$7,682,895
BBVA Bancomer S.A. de C.V., 6.75%, 2022		6,219,000	7,043,018
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		14,251,000	16,139,258
CEMEX S.A.B. de C.V., 9.25%, 2020		6,552,000	6,814,080
CEMEX S.A.B. de C.V., 9%, 2018 (n)		4,202,000	4,359,575
CEMEX S.A.B. de C.V., 9%, 2018		10,866,000	11,273,475
Comision Federal de Electricidad, 4.875%, 2021 (n)		14,446,000	16,215,635
Comision Federal de Electricidad, 5.75%, 2042 (n)		14,436,000	16,384,860
Comision Federal de Electricidad, 4.875%, 2021		2,400,000	2,694,000
Empresas ICA, S.A.B. de C.V., 8.375%, 2017 (n)		6,564,000	7,007,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mexico - continued
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022	$4,908,000	$5,399,026
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	10,445,000	11,489,980
Mexichem S.A.B. de C.V., 6.75%, 2042 (z)	3,333,000	3,599,640
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	7,458,000	7,886,835
Pemex Project Funding Master Trust, 6.625%, 2038	8,401,000	10,501,250
Pemex Project Funding Master Trust, 6.625%, 2035	31,847,000	39,729,133
Pemex Project Funding Master Trust, 5.75%, 2018	13,231,000	15,414,115
Petroleos Mexicanos, 5.5%, 2021	30,201,000	35,259,667
Petroleos Mexicanos, 6%, 2020	16,414,000	19,614,730
Petroleos Mexicanos, 4.875%, 2022	3,869,000	4,333,280
Petroleos Mexicanos, 6.5%, 2041	15,433,000	19,156,211
Petroleos Mexicanos, 5.5%, 2044 (z)	9,643,000	10,510,870
Petroleos Mexicanos, 5.5%, 2044	4,999,000	5,448,910
Sigma Alimentos S.A., 5.625%, 2018 (n)	6,953,000	7,874,273
Sigma Alimentos S.A., 5.625%, 2018	1,850,000	2,095,125
United Mexican States, 5.75%, 2110	38,723,000	45,499,525
United Mexican States, 6.05%, 2040	23,414,000	31,082,085
United Mexican States, 3.625%, 2022	74,140,000	80,997,950
United Mexican States, 5.125%, 2020	100,081,000	119,596,795
United Mexican States, 5.95%, 2019	13,136,000	16,222,960

		$587,326,226
Nigeria - 0.3%
Afren PLC, 11.5%, 2016 (n)	$5,123,000	$5,840,220
Afren PLC, 10.25%, 2019 (n)	8,967,000	10,267,215

		$16,107,435
Panama - 0.7%
Panama Canal Railway Co., 7%, 2026	$5,387,646	$5,091,325
Panama Canal Railway Co., 7%, 2026 (n)	1,122,990	1,061,226
Republic of Panama, 9.375%, 2029	8,604,000	14,755,860
Republic of Panama, 6.7%, 2036	4,650,000	6,619,275
Republic of Panama, 8.875%, 2027	9,132,000	14,816,670

		$42,344,356
Peru - 2.2%
Ajecorp B.V., 6.5%, 2022 (n)	$7,850,000	$8,576,125
Banco de Credito del Peru, 5.375%, 2020	3,961,000	4,376,905
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	9,746,000	10,903,338
Banco de Credito del Peru, FRN, 6.125%, 2027	1,200,000	1,342,500
BBVA Banco Continental S.A., 5%, 2022 (n)	17,298,000	18,422,370
BBVA Banco Continental S.A., 5%, 2022	580,000	617,700
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)	6,335,000	6,873,475
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	12,031,000	13,444,643
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)	6,098,000	7,034,043
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	175,312	214,758
IIRSA Norte Finance Ltd., 8.75%, 2024	4,315,143	5,286,051
Republic of Peru, 7.35%, 2025	22,926,000	33,357,330
Republic of Peru, 5.625%, 2050	5,951,000	7,706,545
Southern Copper Corp., 6.75%, 2040	6,341,000	7,523,856
Southern Copper Corp., 7.5%, 2035	10,146,000	12,861,729

		$138,541,368

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Philippines - 4.9%
National Power Corp., 8.4%, 2016		$786,000	$970,710
National Power Corp., 6.875%, 2016 (n)		477,000	564,053
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024		8,742,000	12,260,655
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	4,553,918
Republic of Philippines, 6.375%, 2032		30,950,000	42,362,812
Republic of Philippines, 5.5%, 2026		64,912,000	82,113,680
Republic of Philippines, 6.375%, 2034		76,769,000	106,708,910
Republic of Philippines, 10.625%, 2025		3,334,000	5,859,505
Republic of Philippines, 9.375%, 2017		11,615,000	15,331,800
Republic of Philippines, 7.5%, 2024		22,299,000	31,999,065
Republic of Philippines, 9.875%, 2019		3,508,000	5,086,600

			$307,811,708
Poland - 1.0%
Eileme 2 AB, 11.625%, 2020 (n)		$10,257,000	$11,526,304
PKO Finance AB, 4.63%, 2022 (n)		14,449,000	14,896,919
Republic of Poland, 5.125%, 2021		14,418,000	16,943,169
Republic of Poland, 5%, 2022		14,807,000	17,252,968

			$60,619,360
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		$1,800,000	$2,256,300
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		2,707,000	3,393,225
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		4,343,983	4,897,840

			$10,547,365
Romania - 0.2%
Republic of Romania, 6.75%, 2022		$500,000	$577,500
Republic of Romania, 6.75%, 2022 (n)		9,768,000	11,282,040

			$11,859,540
Russia - 12.0%
Alfa Bank, 7.5%, 2019 (n)		$15,297,000	$15,721,639
Brunswick Rail, 6.5%, 2017 (z)		19,954,000	20,246,908
Credit Suisse (Russian Federation, CLN), 7.6%, 2021 (z)	RUB	408,954,000	13,305,116
Gaz Capital S.A., 8.125%, 2014 (n)		$715,000	783,955
Gaz Capital S.A., 4.95%, 2022		7,732,000	8,200,683
Gaz Capital S.A., 9.25%, 2019		7,060,000	9,213,300
Gaz Capital S.A., 8.146%, 2018		15,416,000	18,886,604
Gaz Capital S.A., 5.999%, 2021		34,887,000	39,387,423
Gaz Capital S.A., 4.95%, 2022 (n)		31,525,000	33,435,919
Gaz Capital S.A., 4.95%, 2016 (n)		9,949,000	10,612,001
Gaz Capital S.A., 5.999%, 2021 (n)		24,840,000	28,044,360
Gazprom, 4.375%, 2022 (n)		12,567,000	12,598,418
LUKOIL International Finance B.V., 6.656%, 2022		16,177,000	19,540,198
Russian Federation, 7.5%, 2030		152,205,182	192,737,422
Russian Federation, 5%, 2020 (n)		25,100,000	29,053,250
Russian Federation, 4.5%, 2022		2,400,000	2,685,120
Russian Federation, 5.625%, 2042		1,000,000	1,201,300
Russian Federation, 4.5%, 2022 (n)		39,200,000	43,856,960
Russian Federation, 5.625%, 2042 (n)		47,400,000	56,941,620
Russian Federation, 5%, 2020		70,200,000	81,256,500
RZD Capital Ltd., 5.7%, 2022		8,505,000	9,451,607
Sberbank of Russia, 6.125%, 2022		5,946,000	6,653,752
Sberbank of Russia, 6.125%, 2022 (n)		26,262,000	29,387,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Russia - continued
Severstal (Steel Cap), 5.9%, 2022 (z)	$13,006,000	$12,911,707
VimpelCom Ltd., 7.504%, 2022	17,397,000	18,788,760
Vnesheconombank, 6.025%, 2022 (n)	12,604,000	14,069,845
VTB Capital S.A., 6%, 2017	1,196,000	1,248,325
VTB Capital S.A., 6%, 2017 (n)	16,801,000	17,536,044

		$747,756,702
Serbia - 0.2%
Republic of Serbia, 7.25%, 2021 (n)	$9,410,000	$10,021,650

Singapore - 0.3%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$16,330,000	$16,836,834

Slovakia - 0.4%
Republic of Slovakia, 4.375%, 2022	$5,446,000	$5,813,006
Republic of Slovakia, 4.375%, 2022 (n)	16,537,000	17,651,428

		$23,464,434
Slovenia - 0.3%
Republic of Slovenia, 5.5%, 2022 (z)	$19,034,000	$19,052,969

South Africa - 1.0%
Myriad International Holdings B.V., 6.375%, 2017 (n)	$4,138,000	$4,686,285
Republic of South Africa, 5.5%, 2020	10,046,000	11,736,742
Republic of South Africa, 6.875%, 2019	6,145,000	7,652,983
Republic of South Africa, 4.665%, 2024	18,547,000	20,494,435
Transnet SOC Ltd., 4.5%, 2016 (n)	5,355,000	5,692,338
Transnet SOC Ltd., 4%, 2022 (n)	9,648,000	9,648,000

		$59,910,783
South Korea - 0.1%
Hyundai Capital America, 4%, 2017 (n)	$6,012,000	$6,499,032

Sri Lanka - 0.8%
Bank of Ceylon, 6.875%, 2017	$6,149,000	$6,594,803
Bank of Ceylon, 6.875%, 2017 (n)	10,010,000	10,735,725
Republic of Sri Lanka, 6.25%, 2020 (n)	12,141,000	13,597,920
Republic of Sri Lanka, 6.25%, 2021 (n)	4,650,000	5,199,630
Republic of Sri Lanka, 6.25%, 2020	1,555,000	1,741,600
Republic of Sri Lanka, 6.25%, 2021	2,952,000	3,300,926
Republic of Sri Lanka, 5.875%, 2022 (n)	8,390,000	9,187,050

		$50,357,654
Supranational - 0.2%
Eurasian Development Bank, 4.767%, 2022 (n)	$10,431,000	$10,678,736

Thailand - 0.8%
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)	$16,712,000	$16,971,404
PTT PLC, 3.375%, 2022 (z)	10,488,000	10,347,052
PTT PLC, 4.5%, 2042 (z)	11,203,000	11,140,756
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	10,289,000	13,018,600

		$51,477,812
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	$6,531,000	$8,620,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Trinidad & Tobago - continued
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$2,286,000	$3,017,520
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	11,285,000	12,216,012

		$23,854,452
Turkey - 10.1%
Akbank T.A.S., 3.875%, 2017 (z)	$12,428,000	$12,417,560
Akbank T.A.S., 5%, 2022 (z)	9,814,000	9,980,347
Republic of Turkey, 7%, 2020	52,795,000	65,914,557
Republic of Turkey, 5.625%, 2021	53,605,000	62,315,812
Republic of Turkey, 7.5%, 2019	49,371,000	62,676,484
Republic of Turkey, 6.75%, 2018	14,067,000	16,746,763
Republic of Turkey, 11.875%, 2030	5,182,000	9,832,845
Republic of Turkey, 6%, 2041	54,860,000	64,460,500
Republic of Turkey, 6.25%, 2022	68,232,000	82,663,068
Republic of Turkey, 7.375%, 2025	40,707,000	53,224,402
Republic of Turkey, 5.125%, 2022	33,950,000	38,108,875
Republic of Turkey, 7%, 2019	25,452,000	31,216,878
Republic of Turkey, 8%, 2034	9,175,000	13,120,250
Turkiye Garanti Bankasi A.S., 5.25%, 2022 (n)	15,076,000	15,603,660
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)	14,858,000	15,155,160
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	12,015,000	13,144,410
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016	2,000,000	2,136,300
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	12,511,000	13,363,625
Turkiye Is Bankasi A.S., 6%, 2022 (z)	9,912,000	10,115,650
Turkiye Vakiflar Bankasi, 6%, 2022 (z)	22,989,000	23,027,312
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (n)	13,763,000	14,554,373

		$629,778,831
Ukraine - 1.2%
Biz Finance PLC, 8.375%, 2015	$20,737,000	$20,348,181
Government of Ukraine, 7.95%, 2021 (n)	2,719,000	2,879,258
Government of Ukraine, 6.25%, 2016 (n)	11,746,000	11,591,188
Government of Ukraine, 6.25%, 2016	4,928,000	4,863,049
Government of Ukraine, 7.95%, 2021	1,025,000	1,085,413
Government of Ukraine, 9.25%, 2017	409,000	446,043
Government of Ukraine, 9.25%, 2017 (n)	16,793,000	18,313,942
Naftogaz Ukraine, 9.5%, 2014	17,866,000	18,201,881

		$77,728,955
United Arab Emirates - 0.4%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$8,067,000	$9,599,730
Dolphin Energy Ltd., 5.5%, 2021 (n)	10,478,000	12,138,763
Dolphin Energy Ltd., 5.5%, 2021	1,550,000	1,795,675

		$23,534,168
United States - 0.4%
U.S. Treasury Bonds, 6.5%, 2026 (f)	$4,629,000	$7,086,712
U.S. Treasury Notes, 1.75%, 2022	15,439,000	15,590,982

		$22,677,694
Uruguay - 0.7%
Navios South American Logistics, Inc., 9.25%, 2019	$7,016,000	$6,647,660
Republic of Uruguay, 8%, 2022	23,988,296	34,663,088
Republic of Uruguay, 7.625%, 2036	3,701,000	5,745,802

		$47,056,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Venezuela - 10.1%
Petroleos de Venezuela S.A., 8.5%, 2017	$46,007,000	$41,291,282
Petroleos de Venezuela S.A., 8%, 2013	4,394,000	4,415,970
Petroleos de Venezuela S.A., 5.25%, 2017	8,970,200	7,086,458
Republic of Venezuela, 7.65%, 2025	37,676,000	29,669,850
Republic of Venezuela, 7%, 2038	31,480,000	22,508,200
Republic of Venezuela, 5.75%, 2016	67,585,000	62,347,162
Republic of Venezuela, 9.25%, 2027	23,576,000	21,277,340
Republic of Venezuela, 11.75%, 2026	82,432,000	83,462,400
Republic of Venezuela, 12.75%, 2022	107,375,000	115,159,687
Republic of Venezuela, 7%, 2018	28,373,000	24,400,780
Republic of Venezuela, 9%, 2023	12,922,000	11,339,055
Republic of Venezuela, 11.95%, 2031	62,345,000	63,747,762
Republic of Venezuela, 8.5%, 2014	13,228,000	13,426,420
Republic of Venezuela, 8.25%, 2024	43,122,000	35,575,650
Republic of Venezuela, 7.75%, 2019	103,507,000	90,051,090

		$625,759,106
Vietnam - 0.1%
Republic of Vietnam, 6.75%, 2020	$2,034,000	$2,374,695
Republic of Vietnam, 6.875%, 2016	2,309,000	2,551,445
Republic of Vietnam, 6.75%, 2020 (n)	689,000	804,407

		$5,730,547
Zambia - 0.1%
Republic of Zambia, 5.375%, 2022 (n)	$6,172,000	$6,218,290
Total Bonds		$5,705,901,204

Money Market Funds - 7.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	469,440,427	$469,440,427
Total Investments		$6,175,341,631

Other Assets, Less Liabilities - 0.6%		38,611,925
Net Assets - 100.0%		$6,213,953,556

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,659,147,143, representing 26.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Akbank T.A.S., 3.875%, 2017	10/15/12	$12,387,400	$12,417,560
Akbank T.A.S., 5%, 2022	10/15/12	9,716,126	9,980,347
Brunswick Rail, 6.5%, 2017	10/25/12-10/26/12	19,992,858	20,246,908
Caixa Economica Federal, 3.5%, 2022	10/26/12	14,275,256	14,325,862
Credit Suisse (Russian Federation, CLN), 7.6%, 2021	7/06/12	12,218,165	13,305,116
First Quantum Minerals Ltd., 7.25%, 2019	10/4/12-10/12/12	13,438,575	13,643,520
Industrial Senior Trust, 5.5%, 2022	10/25/12	14,514,400	14,541,891

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Mexichem S.A.B. de C.V., 6.75%, 2042	10/12/12-10/17/12	$3,642,822	$3,599,640
PT Perusahaan Listrik Negara, 5.25%, 2042	10/16/12	7,599,405	7,877,537
PTT PLC, 3.375%, 2022	10/18/12	10,446,640	10,347,052
PTT PLC, 4.5%, 2042	10/18/12	11,057,629	11,140,756
Petroleos Mexicanos, 5.5%, 2044	10/12/12	10,694,637	10,510,870
Republic of Slovenia, 5.5%, 2022	10/19/12	18,746,777	19,052,969
Severstal (Steel Cap), 5.9%, 2022	10/4/12	13,006,000	12,911,707
Turkiye Is Bankasi A.S., 6%, 2022	10/18/12	9,912,000	10,115,650
Turkiye Vakiflar Bankasi, 6%, 2022	10/24/12	22,989,000	23,027,312
Total Restricted Securities			$207,044,697
% of Net assets			3.3%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Derivative Contracts at 10/31/12

Forward Foreign Currency Exchange Contracts at 10/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	57,890,000	11/05/12-12/04/12	$28,333,703	$28,451,977	$118,274
BUY	BRL	UBS AG	32,273,000	11/05/12	15,887,855	15,889,811	1,956
BUY	BRL	UBS AG	113,539,000	12/04/12-2/04/13	55,288,000	55,545,752	257,752
SELL	BRL	UBS AG	32,273,000	11/05/12	15,890,202	15,889,811	391
SELL	MXN	Barclays Bank PLC	59,272,000	12/11/12	4,526,308	4,510,245	16,063
SELL	MXN	Deutsche Bank AG	776,375,000	11/20/12-12/11/12	59,697,192	59,143,361	553,831
SELL	MXN	JPMorgan Chase Bank N.A.	302,168,000	12/10/12-12/11/12	23,179,945	22,995,018	184,927
SELL	MXN	UBS AG	244,894,000	12/10/12-1/14/13	18,735,979	18,604,651	131,328
BUY	MYR	Barclays Bank PLC	24,717,000	11/06/12-12/18/12	8,040,839	8,088,469	47,630
BUY	MYR	JPMorgan Chase Bank N.A.	23,302,000	11/06/12	7,608,319	7,647,700	39,381
SELL	MYR	JPMorgan Chase Bank N.A.	44,299,000	12/18/12	14,498,118	14,493,968	4,150
BUY	PLN	Deutsche Bank AG	113,445,000	11/23/12	34,176,464	35,455,884	1,279,420
BUY	PLN	JPMorgan Chase Bank N.A.	22,571,000	11/23/12	6,857,360	7,054,297	196,937
BUY	RUB	Barclays Bank PLC	207,222,000	1/28/13	6,502,102	6,514,230	12,128
BUY	RUB	JPMorgan Chase Bank N.A.	2,728,704,957	11/06/12-1/28/13	84,657,966	86,651,128	1,993,162

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	RUB	UBS AG	566,581,000	12/13/12-1/28/13	$17,710,662	$17,862,072	$151,410
SELL	ZAR	JPMorgan Chase Bank N.A.	208,972,000	11/30/12	24,865,186	24,004,430	860,756

							$5,849,496

Liability Derivatives
BUY	BRL	Deutsche Bank AG	37,448,000	12/04/12	$18,388,411	$18,363,899	$(24,512)
SELL	BRL	Deutsche Bank AG	32,273,000	11/05/12	15,887,855	15,889,811	(1,956)
BUY	BRL	Goldman Sachs International	30,423,000	12/04/12	14,942,535	14,918,952	(23,583)
BUY	BRL	JPMorgan Chase Bank N.A.	51,242,000	12/04/12	25,166,873	25,128,256	(38,617)
BUY	BRL	UBS AG	70,272,000	12/04/12	34,523,213	34,460,263	(62,950)
BUY	COP	Barclays Bank PLC	9,101,821,000	12/03/12	4,968,243	4,949,964	(18,279)
BUY	COP	Deutsche Bank AG	3,215,905,000	12/03/12	1,751,582	1,748,948	(2,634)
BUY	COP	JPMorgan Chase Bank N.A.	7,637,781,000	12/03/12	4,164,548	4,153,756	(10,792)
BUY	COP	UBS AG	8,442,038,000	12/03/12	4,593,057	4,591,146	(1,911)
BUY	INR	Deutsche Bank AG	1,314,174,000	11/21/12	24,710,013	24,336,410	(373,603)
BUY	INR	JPMorgan Chase Bank N.A.	299,831,000	11/21/12-1/25/13	5,529,873	5,495,082	(34,791)
BUY	KRW	Barclays Bank PLC	8,441,757,000	12/03/12	7,730,547	7,727,009	(3,538)
BUY	KRW	JPMorgan Chase Bank N.A.	8,559,691,000	12/03/12	7,839,303	7,834,957	(4,346)
BUY	MXN	Barclays Bank PLC	18,411,000	1/11/13	1,420,483	1,396,717	(23,766)
BUY	MXN	Citibank N.A.	389,046,421	11/20/12-1/14/13	29,973,731	29,510,824	(462,907)
BUY	MXN	Deutsche Bank AG	633,477,117	11/20/12-12/10/12	49,021,295	48,254,151	(767,144)
BUY	MXN	JPMorgan Chase Bank N.A.	1,028,697,617	11/20/12-12/11/12	79,786,684	78,305,548	(1,481,136)
BUY	MXN	UBS AG	891,697,921	12/11/12-1/14/13	68,985,742	67,762,043	(1,223,699)
SELL	MYR	Barclays Bank PLC	22,625,000	11/06/12	7,411,957	7,425,509	(13,552)
SELL	MYR	JPMorgan Chase Bank N.A.	24,233,000	11/06/12-12/18/12	7,934,200	7,940,965	(6,765)
SELL	PLN	Barclays Bank PLC	9,490,000	11/23/12	2,827,646	2,965,986	(138,340)
SELL	PLN	Deutsche Bank AG	17,426,000	11/23/12	5,188,925	5,446,289	(257,364)
SELL	PLN	JPMorgan Chase Bank N.A.	98,831,000	11/23/12	29,451,469	30,888,452	(1,436,983)
SELL	PLN	UBS AG	10,202,000	11/23/12	3,046,390	3,188,514	(142,124)
BUY	RUB	Barclays Bank PLC	12,211,000	12/14/12	389,382	386,451	(2,931)
BUY	RUB	JPMorgan Chase Bank N.A.	655,920,000	11/06/12-12/14/12	20,904,262	20,765,377	(138,885)
BUY	RUB	UBS AG	136,671,000	12/14/12	4,350,439	4,325,331	(25,108)
BUY	ZAR	Barclays Bank PLC	106,692,000	11/30/12	12,599,684	12,255,616	(344,068)
BUY	ZAR	JPMorgan Chase Bank N.A.	122,472,000	11/30/12	14,373,467	14,068,251	(305,216)
SELL	ZAR	Deutsche Bank AG	20,140,000	1/11/13	2,264,830	2,298,421	(33,591)

							$(7,405,091)

Futures Contracts Outstanding at 10/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	835	$111,081,094	December - 2012	$234,953

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	361	53,901,813	December - 2012	$(202,714)

					$32,239

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/22	USD	31,365,235	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$(200,256)
12/20/22	USD	11,333,415	Morgan Stanley Capital Services, Inc. (b)	1.00% (fixed rate)	(1)	(72,360)
12/20/17	USD	13,158,000	Goldman Sachs International (c)	1.00% (fixed rate)	(2)	(928,952)
12/20/22	USD	4,825,000	Deutsche Bank AG (d)	1.00% (fixed rate)	(3)	(237,666)
12/20/22	USD	5,757,000	Merrill Lynch International (e)	1.00% (fixed rate)	(3)	(283,573)
12/20/22	USD	9,212,000	Morgan Stanley Capital Services, Inc. (f)	1.00% (fixed rate)	(3)	(453,757)
12/20/22	USD	34,297,000	Merrill Lynch International (g)	1.00% (fixed rate)	(4)	(3,223,566)

						$(5,400,130)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB- rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Croatia, 5.0%, 4/15/14, a BBB- rated bond. The fund entered into the contract to gain issuer exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Phillippines, 10.625%, 3/16/25, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $1,272,314.

(b)	Net unamortized premiums received by the fund amounted to $459,734.

(c)	Net unamortized premiums received by the fund amounted to $1,520,587.

(d)	Net unamortized premiums received by the fund amounted to $214,495.

(e)	Net unamortized premiums received by the fund amounted to $255,927.

(f)	Net unamortized premiums received by the fund amounted to $409,519.

(g)	Net unamortized premiums received by the fund amounted to $3,160,889.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At October 31, 2012, the fund had cash collateral of $2,100,000 and other liquid securities with an aggregate value of $2,149,440 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$22,677,694	$—	$22,677,694
Non-U.S. Sovereign Debt	—	4,854,572,597	—	4,854,572,597
Foreign Bonds	—	828,650,913	—	828,650,913
Mutual Funds	469,440,427	—	—	469,440,427
Total Investments	$469,440,427	$5,705,901,204	$—	$6,175,341,631

Other Financial Instruments
Futures Contracts	$32,239	$—	$—	$32,239
Swap Agreements	—	(5,400,130)	—	(5,400,130)
Forward Foreign Currency Exchange Contracts	—	(1,555,595)	—	(1,555,595)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,618,313,248
Gross unrealized appreciation	570,168,815
Gross unrealized depreciation	(13,140,432)
Net unrealized appreciation (depreciation)	$557,028,383

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	281,155,526	600,513,298	(412,228,397)	469,440,427

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$142,112	$469,440,427

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2012, are as follows:

Russia	12.7%
Turkey	10.3%
Venezuela	10.3%
Mexico	9.6%
Brazil	7.8%
Indonesia	7.2%
United States	5.4%
Philippines	5.3%
Argentina	2.7%
Other Countries	28.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

October 31, 2012

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 70.5%
Foreign Bonds - 70.5%
Argentina - 0.2%
Republic of Argentina, FRN, 8.28%, 2033		$116,147	$75,496

Brazil - 0.9%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022		$200,000	$227,000
Federative Republic of Brazil, 6%, 2016	BRL	193,113	107,575
Federative Republic of Brazil, 6%, 2022	BRL	8,778	5,285

			$339,860
Canada - 0.5%
First Quantum Minerals Ltd., 7.25%, 2019 (z)		$200,000	$204,000

Chile - 0.8%
Automotores Gildemeister S.A., 8.25%, 2021		$100,000	$108,000
Bonos del Banco Centro de Chile, 3%, 2017	CLP	90,931,160	193,299

			$301,299
Colombia - 1.6%
Republic of Colombia, 7.75%, 2021	COP	156,000,000	$107,306
Republic of Colombia, 9.85%, 2027	COP	175,000,000	148,798
Titulos de Tesoreria, 7.5%, 2026	COP	556,500,000	335,826

			$591,930
Czech Republic - 0.1%
Czech Republic, 3.85%, 2021	CZK	420,000	$24,900

Hungary - 4.3%
Republic of Hungary, 5.5%, 2014	HUF	37,550,000	$170,767
Republic of Hungary, 8%, 2015	HUF	48,210,000	229,040
Republic of Hungary, 7.75%, 2015	HUF	23,310,000	110,381
Republic of Hungary, 5.5%, 2016	HUF	102,530,000	457,635
Republic of Hungary, 6.75%, 2017	HUF	34,740,000	160,422
Republic of Hungary, 7.5%, 2020	HUF	61,280,000	291,765
Republic of Hungary, 6%, 2023	HUF	43,200,000	181,360

			$1,601,370
Indonesia - 6.8%
Republic of Indonesia, 9.5%, 2015	IDR	809,000,000	$92,724
Republic of Indonesia, 10.75%, 2016	IDR	1,781,000,000	216,923
Republic of Indonesia, 11.6%, 2018	IDR	584,000,000	78,847
Republic of Indonesia, 12.8%, 2021	IDR	855,000,000	131,683
Republic of Indonesia, 8.25%, 2021	IDR	2,234,000,000	272,680
Republic of Indonesia, 7%, 2022	IDR	2,150,000,000	245,059
Republic of Indonesia, 8.375%, 2026	IDR	5,556,000,000	694,165
Republic of Indonesia, 8.25%, 2032	IDR	6,476,000,000	803,690

			$2,535,771
Jamaica - 0.3%
Digicel Group Ltd., 8.25%, 2017		$100,000	$107,500

Kazakhstan - 0.5%
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		$170,000	$179,775

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Foreign Bonds - continued
Malaysia - 5.6%
Government of Malaysia, 4.262%, 2016	MYR	950,000	$324,585
Government of Malaysia, 4.24%, 2018	MYR	694,000	238,500
Government of Malaysia, 4.378%, 2019	MYR	118,000	41,140
Government of Malaysia, 4.16%, 2021	MYR	1,885,000	648,246
Government of Malaysia, 3.418%, 2022	MYR	533,000	174,215
Government of Malaysia, 4.392%, 2026	MYR	468,000	166,050
Government of Malaysia, 4.498%, 2030	MYR	155,000	55,370
Government of Malaysia, 4.232%, 2031	MYR	461,000	158,879
Government of Malaysia, 4.127%, 2032	MYR	816,000	276,493

			$2,083,478
Mexico - 6.6%
BBVA Bancomer S.A. de C.V., 6.75%, 2022		$162,000	$183,465
CEMEX S.A.B. de C.V., 9.25%, 2020		86,000	89,440
Petroleos Mexicanos, 7.65%, 2021	MXN	4,230,000	352,349
United Mexican States, 8%, 2015	MXN	3,680,000	304,635
United Mexican States, 7.75%, 2017	MXN	3,050,000	259,800
United Mexican States, 8.5%, 2029	MXN	5,350,000	506,955
United Mexican States, 7.75%, 2031	MXN	1,800,000	158,433
United Mexican States, 10%, 2036	MXN	2,350,000	253,911
United Mexican States, 8.5%, 2038	MXN	3,720,000	351,617

			$2,460,605
Nigeria - 1.0%
Federal Republic of Nigeria, 0%, 2013	NGN	28,274,000	$172,897
Federal Republic of Nigeria, 16.39%, 2022	NGN	25,428,000	189,860

			$362,757
Peru - 1.9%
Banco de Credito del Peru, FRN, 6.125%, 2027		$82,000	$91,738
Republic of Peru, 6.95%, 2031	PEN	363,000	170,651
Republic of Peru, 6.9%, 2037	PEN	506,000	239,186
Republic of Peru, 6.9%, 2037	PEN	440,000	207,988

			$709,563
Poland - 6.5%
Government of Poland, 5%, 2016	PLN	280,000	$90,508
Government of Poland, 5.25%, 2017	PLN	1,549,000	509,484
Government of Poland, 5.5%, 2019	PLN	691,000	232,343
Government of Poland, 5.25%, 2020	PLN	920,000	303,849
Government of Poland, 5.75%, 2021	PLN	506,000	172,753
Government of Poland, 5.75%, 2022	PLN	3,191,000	1,094,734

			$2,403,671
Russia - 8.4%
Alfa Bank, 7.5%, 2019 (n)		$200,000	$205,552
Credit Suisse (Russian Federation, CLN), 7.35%, 2016 (z)	RUB	10,000,000	323,062
Credit Suisse First Boston (Russian Federation, CLN), 7.4%, 2017 (z)	RUB	32,000,000	1,037,370
Deutsche Bank (Russian Federation, CLN), 7.5%, 2018 (n)	RUB	35,000,000	1,138,193
Gaz Capital S.A., 4.95%, 2022		$200,000	212,123
VimpelCom Ltd., 7.504%, 2022		200,000	216,000

			$3,132,300

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Foreign Bonds - continued
South Africa - 9.1%
Republic of South Africa, 13.5%, 2015	ZAR	2,181,000	$304,474
Republic of South Africa, 8%, 2018	ZAR	5,331,000	672,202
Republic of South Africa, 7.25%, 2020	ZAR	1,422,000	171,159
Republic of South Africa, 6.75%, 2021	ZAR	170,000	19,709
Republic of South Africa, 5.5%, 2023	ZAR	611,338	102,091
Republic of South Africa, 10.5%, 2026	ZAR	2,851,000	406,360
Republic of South Africa, 7%, 2031	ZAR	2,163,000	218,932
Republic of South Africa, 6.25%, 2036	ZAR	4,857,000	432,517
Transnet Ltd., 9.25%, 2017	ZAR	5,000,000	635,064
Transnet Ltd., 10.5%, 2020	ZAR	3,000,000	401,447

			$3,363,955
Thailand - 4.1%
Kingdom of Thailand, 3.625%, 2015	THB	6,655,000	$220,619
Kingdom of Thailand, 3.45%, 2019	THB	4,600,000	152,063
Kingdom of Thailand, 3.875%, 2019	THB	6,695,000	227,712
Kingdom of Thailand, 3.65%, 2021	THB	13,163,000	440,936
Kingdom of Thailand, 4.75%, 2024	THB	7,603,000	277,510
Kingdom of Thailand, 4.875%, 2029	THB	2,856,000	106,239
Kingdom of Thailand, 3.775%, 2032	THB	2,503,000	80,939

			$1,506,018
Turkey - 10.8%
Republic of Turkey, 11%, 2014	TRY	240,000	$142,527
Republic of Turkey, 10%, 2015	TRY	490,000	292,497
Republic of Turkey, 9%, 2016	TRY	2,375,000	1,391,213
Republic of Turkey, 10.5%, 2020	TRY	878,000	562,802
Republic of Turkey, 9.5%, 2022	TRY	2,008,000	1,226,644
Republic of Turkey, 3%, 2022	TRY	298,228	184,011
Turkiye Vakiflar Bankasi, 6%, 2022 (z)		$200,000	200,333

			$4,000,027
Venezuela - 0.5%
Republic of Venezuela, 12.75%, 2022		$170,000	$182,325
Republic of Venezuela, 9.25%, 2027		19,000	17,148

			$199,473
Total Bonds			$26,183,748

Money Market Funds - 27.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)		10,238,294	$10,238,294
Total Investments			$36,422,042

Other Assets, Less Liabilities - 1.9%			719,151
Net Assets - 100.0%			$37,141,193

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,343,745 representing 3.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

3

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Credit Suisse (Russian Federation, CLN), 7.35%, 2016	1/27/12	$329,538	$323,062
Credit Suisse First Boston (Russian Federation, CLN), 7.4%, 2017	6/29/12	968,373	1,037,370
First Quantum Minerals Ltd., 7.25%, 2019	10/22/12	207,483	204,000
Turkiye Vakiflar Bankasi, 6%, 2022	10/24/12	200,000	200,333
Total Restricted Securities			$1,764,765
% of Net assets			4.8%

The following abbreviations are used in this report and are defined:

BUBOR	Budapest Interbank Offered Rate
CDI	Interbank Deposit Certificates
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
KLIBOR	Kuala Lumpur Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 10/31/12

Forward Foreign Currency Exchange Contracts at 10/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Citibank N.A.	331,000	12/04/12	$162,039	$162,314	$275
BUY	BRL	Deutsche Bank AG	1,291,000	11/05/12-12/04/12	631,237	634,277	3,040
BUY	BRL	Goldman Sachs International	411,000	12/04/12	200,253	201,548	1,295
BUY	BRL	JPMorgan Chase Bank N.A.	336,000	12/04/12	164,585	164,769	184
BUY	BRL	UBS AG	7,196,227	12/04/12-2/04/13	3,506,730	3,526,445	19,715
BUY	BRL	UBS AG	604,000	11/05/12	297,347	297,383	37
SELL	BRL	UBS AG	604,000	11/05/12	297,390	297,383	7
SELL	CLP	Barclays Bank PLC	89,489,000	11/30/12	188,497	185,343	3,154

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	COP	JPMorgan Chase Bank N.A.	843,081,000	11/02/12-11/30/12	$457,058	$459,368	$2,310
SELL	COP	Citibank N.A.	283,254,000	11/02/12	155,154	154,634	520
SELL	COP	JPMorgan Chase Bank N.A.	330,144,000	11/16/12	182,551	179,922	2,629
SELL	COP	UBS AG	266,136,000	11/02/12	145,330	145,289	41
SELL	CZK	Goldman Sachs International	440,461	1/11/13	23,110	22,763	347
BUY	IDR	JPMorgan Chase Bank N.A.	3,593,791,912	12/13/12	371,912	372,208	296
SELL	IDR	JPMorgan Chase Bank N.A.	2,604,172,000	12/13/12	269,862	269,713	149
BUY	INR	Citibank N.A.	4,146,000	11/21/12	76,370	76,777	407
SELL	MXN	Citibank N.A.	633,000	12/10/12	49,314	48,172	1,142
SELL	MXN	Deutsche Bank AG	2,651,000	11/20/12	204,343	202,150	2,193
SELL	MXN	JPMorgan Chase Bank N.A.	8,528,000	12/10/12-1/11/13	652,382	648,147	4,235
BUY	MYR	Barclays Bank PLC	1,967,000	11/06/12-12/18/12	640,220	644,351	4,131
BUY	MYR	Credit Suisse Group	264,000	11/06/12	85,998	86,645	647
BUY	MYR	Deutsche Bank AG	2,013,466	11/06/12	645,942	660,818	14,876
BUY	MYR	HSBC BANKUSA	300,000	11/06/12	96,200	98,460	2,260
BUY	MYR	JPMorgan Chase Bank N.A.	2,512,015	11/06/12	807,899	824,442	16,543
BUY	NGN	JPMorgan Chase Bank N.A.	15,843,000	1/02/13	97,555	99,143	1,588
SELL	PEN	Deutsche Bank AG	1,583,911	1/24/13	610,959	608,463	2,496
BUY	PHP	JPMorgan Chase Bank N.A.	7,554,000	11/13/12	182,332	183,355	1,023
BUY	PLN	Barclays Bank PLC	221,000	11/23/12	68,401	69,071	670
BUY	PLN	Citibank N.A.	296,878	11/23/12	92,103	92,786	683
BUY	PLN	Deutsche Bank AG	6,425,408	11/23/12	1,932,836	2,008,185	75,349
BUY	PLN	UBS AG	85,000	11/23/12	26,493	26,566	73
SELL	PLN	Citibank N.A.	747,350	11/23/12	235,851	233,575	2,276
SELL	PLN	JPMorgan Chase Bank N.A.	1,448,919	11/23/12	455,551	452,842	2,709
BUY	RUB	Barclays Bank PLC	11,882,000	11/06/12-1/28/13	371,528	376,652	5,124
BUY	RUB	Citibank N.A.	2,367,000	11/06/12	75,125	75,414	289
BUY	RUB	JPMorgan Chase Bank N.A.	28,074,212	12/13/12-1/28/13	881,269	882,831	1,562
BUY	RUB	UBS AG	5,716,000	12/13/12-1/28/13	178,623	179,980	1,357
SELL	RUB	JPMorgan Chase Bank N.A.	229,000	11/06/12	7,340	7,296	44
BUY	THB	JPMorgan Chase Bank N.A.	33,840,366	11/30/12-1/11/13	1,091,861	1,099,708	7,847
BUY	THB	Merrill Lynch International Bank	1,608,030	11/30/12	51,667	52,292	625
BUY	TRY	Barclays Bank PLC	586,000	1/11/13	322,307	323,922	1,615
BUY	TRY	Citibank N.A.	50,000	1/11/13	27,491	27,638	147
BUY	TRY	JPMorgan Chase Bank N.A.	536,458	1/11/13	290,810	296,537	5,727
BUY	ZAR	Citibank N.A.	3,801,416	1/11/13	423,113	433,826	10,713
BUY	ZAR	Deutsche Bank AG	3,472,843	1/11/13	390,536	396,329	5,793
BUY	ZAR	Goldman Sachs International	1,283,529	11/30/12	146,473	147,438	965
SELL	ZAR	Barclays Bank PLC	9,665,415	11/30/12	1,141,428	1,110,258	31,170
SELL	ZAR	JPMorgan Chase Bank N.A.	2,989,000	11/30/12	350,793	343,344	7,449
SELL	PHP	Barclays Bank PLC	1,000	11/13/12	24	24	0

							$247,727

Liability Derivatives
BUY	BRL	Deutsche Bank AG	393,000	12/04/12	$193,026	$192,721	$(305)
SELL	BRL	Deutsche Bank AG	604,000	11/05/12	297,347	297,383	(37)
BUY	BRL	Goldman Sachs International	287,000	12/04/12	140,963	140,740	(223)
BUY	BRL	JPMorgan Chase Bank N.A.	302,000	12/04/12	148,294	148,096	(198)
BUY	COP	Citibank N.A.	627,191,000	11/02/12-11/16/12	345,766	342,074	(3,692)
BUY	COP	JPMorgan Chase Bank N.A.	779,961,000	11/02/12-12/03/12	426,219	424,524	(1,695)
BUY	COP	UBS AG	789,790,000	11/02/12-11/30/12	433,087	430,180	(2,907)
SELL	COP	JPMorgan Chase Bank N.A.	473,030,000	11/02/12	257,923	258,237	(314)

5

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	HUF	Barclays Bank PLC	110,726,493	1/25/13	$503,387	$501,524	$(1,863)
SELL	HUF	Barclays Bank PLC	92,323,000	1/25/13	415,403	418,167	(2,764)
SELL	IDR	JPMorgan Chase Bank N.A.	1,591,407,000	12/13/12	164,241	164,822	(581)
BUY	INR	Barclays Bank PLC	4,726,000	1/25/13	87,099	86,526	(573)
BUY	INR	Credit Suisse Group	269,000	11/21/12	5,052	4,981	(71)
BUY	INR	Deutsche Bank AG	6,959,000	11/21/12	130,875	128,870	(2,005)
BUY	INR	JPMorgan Chase Bank N.A.	33,625,000	11/21/12-1/25/13	627,522	617,790	(9,732)
BUY	KRW	Barclays Bank PLC	97,871,000	12/03/12	89,625	89,584	(41)
BUY	KRW	JPMorgan Chase Bank N.A.	104,386,000	12/03/12	95,601	95,548	(53)
BUY	MXN	Citibank N.A.	14,894,310	1/14/13	1,147,332	1,129,568	(17,764)
BUY	MXN	Deutsche Bank AG	4,504,597	11/20/12-12/10/12	347,308	343,421	(3,887)
BUY	MXN	JPMorgan Chase Bank N.A.	2,677,542	12/10/12-12/11/12	208,073	203,749	(4,324)
BUY	MXN	UBS AG	16,116,255	12/11/12-1/14/13	1,241,833	1,222,798	(19,035)
SELL	MXN	UBS AG	3,634,000	12/11/12	276,318	276,526	(208)
SELL	MYR	Barclays Bank PLC	435,000	11/06/12	142,506	142,767	(261)
SELL	MYR	JPMorgan Chase Bank N.A.	1,608,216	11/06/12	525,933	527,815	(1,882)
SELL	PLN	JPMorgan Chase Bank N.A.	2,195,528	11/23/12	658,700	686,186	(27,486)
BUY	RUB	Barclays Bank PLC	5,103,000	12/13/12-12/14/12	161,729	161,529	(200)
BUY	RUB	JPMorgan Chase Bank N.A.	26,520,000	11/06/12-12/14/12	846,258	840,171	(6,087)
BUY	RUB	UBS AG	790,000	12/14/12	25,147	25,002	(145)
SELL	TRY	Goldman Sachs International	60,000	1/11/13	32,821	33,166	(345)
SELL	TRY	JPMorgan Chase Bank N.A.	442,873	1/11/13	243,153	244,807	(1,654)
SELL	ZAR	Goldman Sachs International	73,000	11/30/12	8,232	8,385	(153)
SELL	ZAR	JPMorgan Chase Bank N.A.	1,564,000	11/30/12	179,340	179,655	(315)

							$(110,800)

Swap Agreements at 10/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
1/02/14	BRL	500,000	JPMorgan Chase Bank	8.03% (fixed rate)	CDI (floating rate)	$1,954
1/02/14	BRL	550,000	JPMorgan Chase Bank	10.41% (fixed rate)	CDI (floating rate)	10,997
1/02/14	BRL	600,000	JPMorgan Chase Bank	9.45% (fixed rate)	CDI (floating rate)	8,136
1/02/15	BRL	270,000	JPMorgan Chase Bank	8.70% (fixed rate)	CDI (floating rate)	2,585
1/02/15	BRL	600,000	JPMorgan Chase Bank	8.21% (fixed rate)	CDI (floating rate)	2,614
1/02/15	BRL	1,000,000	JPMorgan Chase Bank	8.36% (fixed rate)	CDI (floating rate)	5,741
10/27/16	PLN	917,000	JPMorgan Chase Bank	4.82% (fixed rate)	6-month WIBOR	12,352
10/19/16	MXN	1,100,000	JPMorgan Chase Bank	5.50% (fixed rate)	TIIE (floating rate)	567
10/19/16	MXN	3,400,000	JPMorgan Chase Bank	5.47% (fixed rate)	TIIE (floating rate)	1,464
10/28/16	THB	5,700,000	JPMorgan Chase Bank	3.2% (fixed rate)	6-month THBFIX	2,485
1/02/17	BRL	200,000	JPMorgan Chase Bank	9.24% (fixed rate)	CDI (floating rate)	2,878
1/02/17	BRL	300,000	JPMorgan Chase Bank	9.95% (fixed rate)	CDI (floating rate)	7,396
1/02/17	BRL	340,000	JPMorgan Chase Bank	10.325% (fixed rate)	CDI (floating rate)	10,258
1/02/17	BRL	800,000	JPMorgan Chase Bank	8.5982% (fixed rate)	CDI (floating rate)	3,320
3/26/17	PLN	500,000	JPMorgan Chase Bank	4.86% (fixed rate)	6-month WIBOR	7,945
1/04/21	BRL	650,000	JPMorgan Chase Bank	10.12% (fixed rate)	CDI (floating rate)	16,069
1/04/17	BRL	900,000	JPMorgan Chase Bank	9.14% (fixed rate)	CDI (floating rate)	11,472
5/02/17	PLN	1,000,000	JPMorgan Chase Bank	4.95% (fixed rate)	6-month WIBOR	9,962
1/02/17	BRL	1,800,000	JPMorgan Chase Bank	9.62% (fixed rate)	CDI (floating rate)	35,839

6

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/12 - continue

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives – continued
Interest Rate Swaps – continued
1/02/17	BRL	2,500,000	JPMorgan Chase Bank	10.455% (fixed rate)	CDI (floating rate)	$79,655
3/17/17	MXN	5,000,000	JPMorgan Chase Bank	5.75% (fixed rate)	TIIE (floating rate)	6,280
7/05/17	HUF	20,000,000	Barclays Bank PLC	6.56% (fixed rate)	6-month BUBOR	1,933
6/29/17	HUF	120,000,000	Deutsche Bank	6.45% (fixed rate)	6-month BUBOR	8,861
9/25/17	THB	5,000,000	JPMorgan Chase Bank	3.30% (fixed rate)	6-month THBFIX	1,897
9/25/17	HUF	30,000,000	JPMorgan Chase Bank	6.10% (fixed rate)	6-month BUBOR	341
10/03/17	THB	2,500,000	JPMorgan Chase Bank	3.27% (fixed rate)	6-month THBFIX	857
1/04/21	BRL	400,000	JPMorgan Chase Bank	9.43% (fixed rate)	CDI (floating rate)	4,770
1/04/21	BRL	500,000	JPMorgan Chase Bank	9.53% (fixed rate)	CDI (floating rate)	6,482
1/04/21	BRL	600,000	JPMorgan Chase Bank	9.03% (fixed rate)	CDI (floating rate)	2,207
1/04/21	BRL	1,500,000	JPMorgan Chase Bank	9.16% (fixed rate)	CDI (floating rate)	9,116
6/29/22	PLN	530,000	Deutsche Bank	4.74% (fixed rate)	6-month WIBOR	4,760

						$281,193

Liability Derivatives
Interest Rate Swaps
7/31/17	MYR	850,000	JPMorgan Chase Bank	3.075% (fixed rate)	3-month KLIBOR	$(2,386)
8/07/17	MYR	300,000	JPMorgan Chase Bank	3.095% (fixed rate)	3-month KLIBOR	(756)
8/17/17	MYR	500,000	JPMorgan Chase Bank	3.23% (fixed rate)	3-month KLIBOR	(218)
8/21/17	THB	5,000,000	JPMorgan Chase Bank	3.03% (fixed rate)	6-month THBFIX	(157)
9/25/17	MXN	1,000,000	JPMorgan Chase Bank	5.26% (fixed rate)	TIIE (floating rate)	(488)
10/02/22	PLN	500,000	JPMorgan Chase Bank	4.36% (fixed rate)	6-month WIBOR	(267)

						$(4,272)

At October 31, 2012, the fund had cash collateral of $2,118 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

10/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$22,299,653	$—	$22,299,653
Foreign Bonds	—	3,884,095	—	3,884,095
Mutual Funds	10,238,294	—	—	10,238,294
Total Investments	$10,238,294	$26,183,748	$—	$36,422,042

Other Financial Instruments
Swap Agreements	$—	$276,921	$—	$276,921
Forward Foreign Currency Exchange Contracts	—	136,927	—	136,927

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$35,996,510
Gross unrealized appreciation	737,828
Gross unrealized depreciation	(312,296)
Net unrealized appreciation (depreciation)	$425,532

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,768,366	8,851,445	(6,381,517)	10,238,294

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,325	$10,238,294

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2012, are as follows:

Brazil	13.6%
Turkey	11.0%
Poland	9.5%
South Africa	9.3%
Mexico	9.0%
Russia	8.6%
Malaysia	7.1%
Indonesia	7.0%
Hungary	6.7%
Other Countries	18.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 14, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2012

*	Print name and title of each signing officer under his or her signature.